ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Apr. 30, 2012
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

L & L ENERGY, INC. (“L&L” and/or the “Company”) was incorporated in Nevada, and is headquartered in Seattle, Washington.  Effective on January 4, 2010, the State of Nevada approved the Company’s name change from L&L International Holdings, Inc. to L & L Energy, Inc.  The Company is a coal (energy) company, and started its operations in 1995. Coal sales are made entirely in China, from coal mining, clean coal washing, coking and coal wholesales operations. At the present time, the Company conducts its coal (energy) operations in Yunnan and Guizhou provinces, southwest China. As of April 30, 2012, the Company has six operating subsidiaries; KMC and Tai Fung which have coal wholesale operations and Ping Yi Coal Mine (washing and mining operations “PYC”), two coal mining operations (DaPuAn Mine and SuTsong Mine) including DaPuAn’s coal washing operations (the “2 Mines” or “LLC”),and L&L Yunnan Tianneng Industry Co. Ltd. (including Hong Xing coal washing and ZoneLin coking operations) (“TNI”), DaPing Coal Mine(mining operation “DaPing”). On August 1, 2009, the Company increased its ownership of the two coal mining operations (the “2 Mines”), from 60% to 80%.

KMC acquired 100% equity of PYC on January 18, 2010 with an effective acquisition date of November 1, 2009.  L&L formed a new subsidiary TNI in the Yunnan province, China, and owns and 98% of controlling interest of TNI.  Through TNI, L&L acquired 100% equity of ZoneLin Coal Coking Factory in China (“ZoneLin”) on February 3, 2010 with an effective acquisition date of November 1, 2009; and acquired 100% equity of SeZone County Hong Xing Coal Washing Factory (“Hong Xing”) on January 1, 2010 with an effective acquisition date of November 30, 2009. L&L acquired 60% equity of DaPing on March 15, 2011.

The Company disposed of its majority interest of LEK air-compressor operations in January of 2009.  The Company acquired 93% equity interest in Hon Shen Coal Co., Ltd. (“HSC”) in July 2009 and October 2009, then disposed of HSC to Guangxi LuzhouLifu Machinery Co. Limited in April 2010 resulting a discontinued operation.

In August 2011, The Company established a new subsidiary Guizhou LiWei Coal Co. Ltd., (“Guizhou LiWei”) in Guizhou,, China and own 100% of controlling interest..

The Company acquired 51% equity interest in Wei She coal mine (“WeiShe”) in February of 2012, see Note 3.

The Company disposed 100% ownership of PYC in April of 2012, see Note 3.